Ordinary Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		1 Months Ended		12 Months Ended
	Oct. 11, 2012	Dec. 31, 2012 Vote	Oct. 11, 2012 Conversion of redeemable convertible preferred shares	Oct. 11, 2012 Initial public offering	Dec. 31, 2012 Stock Options	Dec. 31, 2010 Chief Executive Officer Stock Options	Dec. 31, 2006 Chief Executive Officer Stock Options
Class of Stock [Line Items]
Ordinary shares, number of votes per share		1
Shares issued			26,653,383	6,250,000
Shares sold by stockholders to others				2,734,375
Issuance of shares, value per share				$ 17.00
Net proceeds from initial public offering	$ 93,313			$ 93,313
Stock option for the purchase of ordinary shares, granted							466,666
Stock option, vesting period							4 years
Stock option, vesting description							25% on the first anniversary of the grant date and monthly thereafter over the following 36 months
Stock option exercised					184,335		466,666
Stock option vested						466,666